CASH GENERATED FROM OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Statement of cash flows [abstract]
Disclosure of Cash Generated From Operations

	US Dollars
Figures in millions	2021	2020	2019

Profit (loss) before taxation	958	1,589	619
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	—	—	(6)
Amortisation of tangible and right of use assets (note 4)	474	568	580
Amortisation of intangible assets (note 4)	3	2	3
Finance costs and unwinding of obligations (note 6)	116	177	172
Environmental, rehabilitation, silicosis and other provisions	(20)	(50)	(6)
Impairment and derecognition of assets	7	1	3
Profit on sale of assets	(22)	(2)	—
Other expenses (income)	61	51	41
Interest income	(58)	(27)	(14)
Share of associates and joint ventures’ (profit) loss (note 7)	(249)	(278)	(168)
Other non-cash movements	30	35	43
Movements in working capital	53	(238)	(165)
	1,353	1,828	1,102
Movements in working capital:
Decrease (increase) in inventories	58	(83)	(67)
Increase in trade, other receivables and other assets	(49)	(163)	(138)
Increase in trade, other payables and provisions	44	8	40
	53	(238)	(165)